Real Estate Owned (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Property
UDR's real estate community acquisitions
Units	3,161
Purchase Price	$ 1,539,535
10 Hanover Square [Member] | New York, NY [Member]
UDR's real estate community acquisitions
Acquisition Date	April 2011
Units	493
Purchase Price	259,750
388 Beale [Member] | San Francisco, CA [Member]
UDR's real estate community acquisitions
Acquisition Date	April 2011
Units	227
Purchase Price	90,500
14 North [Member] | Boston, MA [Member]
UDR's real estate community acquisitions
Acquisition Date	April 2011
Units	387
Purchase Price	64,500
Inwood West [Member] | Boston, MA [Member]
UDR's real estate community acquisitions
Acquisition Date	April 2011
Units	446
Purchase Price	108,000
View 14 [Member] | Metropolitan D.C. [Member]
UDR's real estate community acquisitions
Acquisition Date	June 2011
Units	185
Purchase Price	105,538
Rivergate [Member] | New York, NY [Member]
UDR's real estate community acquisitions
Acquisition Date	July 2011
Units	706
Purchase Price	443,403
21 Chelsea [Member] | New York, NY [Member]
UDR's real estate community acquisitions
Acquisition Date	August 2011
Units	210
Purchase Price	138,930
95 Wall [Member] | New York, NY [Member]
UDR's real estate community acquisitions
Acquisition Date	August 2011
Units	507
Purchase Price	$ 328,914